Tax provision (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Income Tax [Abstract]
Major components of income tax
The major components of income tax included in comprehensive earnings are as follows:

	2022	2021
Earnings:
Current tax	$(581)	$(977)
Deferred tax (provision) recovery	(37)	26
Tax provision on earnings	$(618)	$(951)

Other comprehensive earnings:
Deferred tax provision on retirement benefit actuarial gain	$(56)	$(52)
Tax provision on comprehensive earnings	$(674)	$(1,003)

Income tax rate reconciliation
The tax provision differs from the amount that would have resulted from applying the British Columbia statutory income tax rate to earnings before tax as follows:

	2022	2021
Income tax expense at statutory rate of 27%	$(700)	$(1,052)
Non-taxable amounts	81	(4)
Rate differentials between jurisdictions and on specified activities	10	116
Other	(9)	(11)
Tax provision	$(618)	$(951)

Deferred income tax liabilities and assets
Deferred income tax liabilities (assets) are made up of the following components:

	2022	2021
Property, plant, equipment and intangibles	$783	$781
Reforestation and decommissioning obligations	(30)	(30)
Employee benefits	(12)	(64)
Export duty deposits	72	44
Tax loss carry-forwards[1]	(11)	(10)
Other	(11)	(17)
	$791	$704

Represented by:
Deferred income tax assets	$(4)	$(8)
Deferred income tax liabilities	795	712
	$791	$704
1.Includes $61 million for net operating loss carry-forwards in various jurisdictions (December 31, 2021 - $68 million) and $345 million for U.S. state net operating loss carry-forwards (December 31, 2021 - $409 million). A portion of these losses expire over various periods starting in 2023. The net operating losses that have not been recognized as of December 31, 2022 are $35 million in various jurisdictions (December 31, 2021 - $53 million) and $272 million for U.S. states (December 31, 2021 - $287 million).